STOCKHOLDERS' DEFICIENCY (Tables)	12 Months Ended
Dec. 31, 2017
Stockholders' Equity Note [Abstract]
Schedule of Option Activity
A summary of the Company’s options activity for employees and directors is as follows:

	Year ended December 31, 2017
	Number of options	Weighted average exercise price	Weighted average remaining contractual life

Options outstanding at beginning of period	134,693	$3.31	8.99
Granted	240,500	6.34
Exercised	(52,902)	0.02
Forfeited	(29,401)	5.27

Options outstanding at end of period	292,890	6.18	9
Options exercisable at end of period	102,074	5.97	8.59

Schedule of Outstanding Options Granted to Non-employees
The outstanding options granted to non-employees are as follows:

Grant date	Number of options	Exercise price			Expiration date
September 8, 2013	17,080		$4.01		September 8, 2023
September 8, 2013	2,340	$	*	)	September 8, 2023
December 29, 2013	3,511		$4.01		December 29, 2023
April 8, 2014	9,158	$	*	)	April 8, 2024
July 24, 2014	1,246		$5.46		July 24, 2024
March 1, 2015	57,779		$5.46		March 1, 2025
October 20, 2015	12,456	$	*	)	October 20, 2025
December 1, 2015	11,210		$5.46		December 1, 2025
November 8, 2016	9,601	$	*	)	November 8, 2026
June 30, 2017	131,000		$6.9		June 30, 2027

	255,381

*)	Represents an amount lower than $1.

Schedule of Stock-Based Compensation Expense
The stock-based compensation expense recognized in the consolidated financial statements for services received from employees, directors and non-employees is shown in the following table:

	Year ended December 31,
	2017	2016

Research and development expenses	$138	$109
General and administrative expenses	3,767	134

	$3,905	$243